Bottles	12 Months Ended
Dec. 31, 2010
Bottles, net [Abstract]
Bottles
2. Bottles

Bottles are summarized as follows at December 31:

	2009	2010
Cost	$2,637	$3,225
Less accumulated depreciation	(640)	(720)
	$1,997	$2,505

Depreciation expense for bottles was approximately $853, $907 and $971 in 2008, 2009 and 2010, respectively.